UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

Wilmington Trust Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Gregory B. McShea

Wilmington Trust Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: Fiscal year ended December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT(S) TO STOCKHOLDERS.

The Trust’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Managed by MTB Investment Advisors, Inc. — www.mtbia.com

ANNUAL REPORT: December 31, 2011

MTB Managed Allocation Fund – Moderate Growth II

MANAGEMENT DISCUSSION OF FUND PERFORMANCE	1

MTB MANAGED ALLOCATION FUND – MODERATE GROWTH II

For the fiscal year ended December 31, 2011, MTB Managed Allocation Fund – Moderate Growth II (the “Fund”) returned -5.51% based on net asset value,1 versus its benchmarks, the Standard & Poors 500 Index (“S&P 500”)2, which returned 2.11% and the Barclay’s Capital U.S. Aggregate Bond Index (“BCAB”)2 which returned 7.84%.

The Fund underperformed over the past year due to both its exposure to international equity markets, which severely underperformed the S&P 500 Index, and its conservative approach to fixed income investing, i.e., investing a healthy portion of its value in fixed income holdings with a much shorter average duration than the BCAB. The portfolio’s continued relatively light exposure to small-cap and mid-cap equities throughout the year benefitted the Fund as both of these asset classes underperformed the S&P 500 in 2011.

Throughout most of the year, the target allocation for equity investments was 64% of the portfolio, of which 21% (or nearly 1/3 of the entire equity exposure) was allocated to international stocks. The deep underperformance of international equities against domestic equities produced a negative allocation effect as it pertains to this asset class. The two largest domestic allocations in the Fund – large-cap growth and large-cap value – each posted negative returns for the year, which served as additional drags on equity-side performance in the Fund. As the year drew to a close and we experienced an early December market rally, we reduced our overall exposure to equities from 64% to 56% with the bulk of the reduction coming from international equities and U.S. large-cap growth and value equities. The bulk of the proceeds were moved to money market investments as we await better clarity on market forces in 2012.

The combined fixed income and money market target weight for most of the year was 36%, with a healthy portion of this allocation (about 15%) invested in short-term corporate and government instruments. The intermediate portion of the yield curve benefitted most from the flight-to-quality over the summer and fall months in 2011 as the U.S., and then Europe wrestled with fiscal crises that drove investors to seek both safety and yield. Our more conservative approach, with its heavier short-term allocation, did not allow the Fund to participate fully in the rally in bond prices along the belly of the yield curve. However, we still feel the risk to market rates are to the upside, especially with renewed strength in the U.S. economy. As such, in December of 2011, we increased our allocation to short-term funds to 16% and pushed more of the allocation into short governments, while slightly trimming short corporate exposure. This shorter-term tactical positioning seeks to minimize the negative impact of market interest rates on bond prices, in the event that market rates begin to increase. The farther out a portfolio’s average maturity on the yield curve, the more negative the inverse effect is on portfolio value in a rising rate environment.

[1]

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

[2]

The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 leading companies in leading industries of the U.S. economy. The BCAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage-backed obligations. The indexes are unmanaged and it is not possible to invest directly in an index.

Bond prices are sensitive to changes in interest rates and a rise in short-term interest rates could cause a decline in bond prices.

Due to its strategy of investing in other mutual funds, this Fund may incur certain additional expenses and tax results that would not be present with a direct investment in the underlying funds.

MTB Group of Funds — ANNUAL REPORT  /  December 31, 2011

2	MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment in MTB Managed Allocation Fund –Moderate Growth II

The graph below illustrates the hypothetical investment of $10,0001 in the Fund from June 17, 2002 (start of performance) to December 31, 2011, compared to the S&P 5001,2 and the BCAB.1,2

Average Annual Total Return for the Period Ended December 31, 2011

One Year	(5.51)%
Five Years	(0.10)%
Start of Performance (6/17/2002)	2.98%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

Annual Operating Expense Ratio

Before Waivers	2.32%
After Waivers	1.68%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s current prospectus (under “Total Annual Fund Operating Expenses”). The Expense Ratio also includes 0.94% of acquired fund fees and expenses.

MTB Investment Advisors, Inc. (“MTBIA” or the “Advisor”) contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s total Direct Annual Fund operating expenses, exclusive of Acquired Fund Fees and Expenses, to not more than 0.74% of the Fund’s average daily net assets through April 30, 2012. The Board of Trustees (the “Board”) of the MTB Group of Funds may terminate the waiver if it determines that it is in the best interests of the Fund to do so.

[1]

Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the BCAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

[2]

The S&P 500 and the BCAB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance. The indices are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

December 31, 2011  /  MTB Group of Funds — ANNUAL REPORT

3

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees and shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account value and expense to estimate the actual ending account balance or your expense for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)
Actual	$1,000.00	$914.20	$3.57	0.74%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.48	$3.77	0.74%

(1)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which the Fund invests.

MTB Group of Funds — ANNUAL REPORT  /  December 31, 2011

4

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Moderate Growth II

At December 31, 2011, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
MTB International Equity Fund	20.1%
MTB Large Cap Value Fund	17.5%
MTB Large Cap Growth Fund	13.4%
MTB Short-Term Corporate Bond Fund	11.9%
MTB Intermediate-Term Bond Fund	9.0%
MTB Income Fund	9.0%
MTB Prime Money Market Fund	8.8%
MTB Short Duration Government Bond Fund	4.0%
MTB Mid Cap Growth Fund	3.8%
MTB Small Cap Growth Fund	2.8%
Liabilities Less Other Assets – Net*	(0.3)%

TOTAL	100.0%

*	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

December 31, 2011

Description	Number of Shares	Value

1MUTUAL FUNDS – 100.3%

EQUITY FUNDS – 57.6%
MTB International Equity Fund, Institutional I Shares	478,005	$3,680,637
MTB Large Cap Growth Fund, Institutional I Shares	312,177	2,441,222
MTB Large Cap Value Fund, Institutional I Shares	329,436	3,205,415
MTB Mid Cap Growth Fund, Institutional I Shares	50,876	700,046
MTB Small Cap Growth Fund, Institutional I Shares	32,949	512,686
TOTAL EQUITY FUNDS		$10,540,006

FIXED INCOME FUNDS – 33.9%
MTB Income Fund, Institutional I Shares	166,045	1,643,847
MTB Intermediate-Term Bond Fund, Institutional I Shares	156,793	1,643,192
MTB Short Duration Government Bond Fund, Institutional I Shares	74,167	728,318
MTB Short-Term Corporate Bond Fund, Institutional I Shares	214,426	2,182,857
TOTAL FIXED INCOME FUNDS		$6,198,214

Description	Number of Shares	Value

MONEY MARKET FUND – 8.8%
2MTB Prime Money Market Fund, Corporate Shares, 0.06%	1,612,921	$1,612,921

TOTAL MUTUAL FUNDS – 100.3% (Cost $16,628,737)		$18,351,141

LIABILITIES LESS OTHER ASSETS – (0.3%)		(63,982)

TOTAL NET ASSETS – 100.0%		$18,287,159

The categories of investments are shown as a percentage of total net assets at December 31, 2011.

(1)	Affiliated companies. See Note 4.
(2)	7-Day net yield.

( MTB Managed Allocation Fund – Moderate Growth II continued next page)

December 31, 2011  /  MTB Group of Funds — ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	5

MTB Managed Allocation Fund – Moderate Growth II (concluded)

Cost of investments for Federal tax purposes was $18,449,557. The net unrealized depreciation of investments was $98,416. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,045,832 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,144,248.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Mutual Funds	$18,351,141	$—	$—	$18,351,141

Total	$18,351,141	$—	$—	$18,351,141

See Notes which are an integral part of the Financial Statements

MTB Group of Funds — ANNUAL REPORT  /  December 31, 2011

6	STATEMENT OF ASSETS AND LIABILITIES

MTB Managed Allocation Fund – Moderate Growth II

December 31, 2011
ASSETS:
Investments, at identified cost	$16,628,737

Investments in affiliated investment companies, at value	$18,351,141
Cash	28
Income receivable	12,080
Receivable for shares sold	859

TOTAL ASSETS	18,364,108

LIABILITIES:
Payable for investments purchased	12,079
Payable for shares redeemed	760
Payable for Trustees’ fees	587
Accrued expenses	63,523

TOTAL LIABILITIES	76,949

NET ASSETS	$18,287,159

NET ASSETS CONSIST OF:
Paid-in capital	$24,744,692
Undistributed net investment income	21,858
Accumulated net realized gain (loss) on investments	(8,201,795)
Net unrealized appreciation (depreciation) of investments	1,722,404

TOTAL NET ASSETS	$18,287,159

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED	2,071,864

Net Asset Value Per Share	$8.83

See Notes which are an integral part of the Financial Statements

December 31, 2011  /  MTB Group of Funds — ANNUAL REPORT

STATEMENT OF OPERATIONS	7

MTB Managed Allocation Fund – Moderate Growth II

Year Ended December 31, 2011
INVESTMENT INCOME:
Dividends from affiliated investment companies	$282,172

EXPENSES:
Distribution services fee	55,915
Investment advisory fee	55,915
Professional fees	54,644
Shareholder services fee	22,366
Printing and postage	27,499
Portfolio accounting, administration and custodian fees	30,924
Trustees’ fees	19,660
Transfer and dividend disbursing agent fees and expenses	11,402
Administrative personnel and services fee	6,365
Miscellaneous	9,099

TOTAL EXPENSES	293,789

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(49,996)
Waiver of distribution services fee	(55,915)
Waiver of shareholder services fee	(22,366)
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(4)

TOTAL WAIVERS AND REIMBURSEMENTS	(128,281)

Net expenses	165,508

Net investment income	116,664

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on affiliated investment companies	383,051
Realized gain distributions received from affiliated investment companies	208,992
Net change in unrealized appreciation (depreciation) on affiliated investment companies	(1,859,614)

Net realized and unrealized gain (loss) on affiliated investment companies	(1,267,571)

Change in net assets resulting from operations	$(1,150,907)

See Notes which are an integral part of the Financial Statements

MTB Group of Funds — ANNUAL REPORT  /  December 31, 2011

8	STATEMENT OF CHANGES IN NET ASSETS

MTB Managed Allocation Fund – Moderate Growth II

	Year Ended December 31, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$116,664	$174,216
Net realized gain (loss)	592,043	835,958
Net change in unrealized appreciation (depreciation)	(1,859,614)	1,429,102

Change in net assets resulting from operations	(1,150,907)	2,439,276

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(337,821)	(165,915)

Change in net assets resulting from distributions to shareholders	(337,821)	(165,915)

SHARE TRANSACTIONS:
Proceeds from sale of shares	207,384	427,675
Distributions reinvested	337,821	165,915
Cost of shares redeemed	(5,391,023)	(5,165,406)

Change in net assets resulting from share transactions	(4,845,818)	(4,571,816)

Change in net assets	(6,334,546)	(2,298,455)

NET ASSETS:
Beginning of year	$24,621,705	$26,920,160

End of year	$18,287,159	$24,621,705

Undistributed net investment income included in net assets at end of year	$21,858	$191,715

SHARES OF BENEFICIAL INTEREST:
Shares sold	22,344	49,062
Distributions reinvested	38,520	17,594
Shares redeemed	(576,613)	(584,170)

Net change resulting from share transactions	(515,749)	(517,514)

See Notes which are an integral part of the Financial Statements

December 31, 2011  /  MTB Group of Funds — ANNUAL REPORT

FINANCIAL HIGHLIGHTS	9

MTB Managed Allocation Fund – Moderate Growth II

For a share outstanding throughout each year ended December 31, unless otherwise noted:

	2011	2010	2009		2008	2007
Net Asset Value, Beginning of Year	$9.52	$8.67	$6.94		$10.81	$10.66
Income (Loss) From Operations:
Net Investment Income(c)	0.05	0.06	0.05		0.12	0.13
Net Realized and Unrealized Gain (Loss)	(0.58)	0.85	1.73		(3.30)	0.60

Total Income (Loss) From Operations	(0.53)	0.91	1.78		(3.18)	0.73

Less Distributions From:
Net Investment Income	(0.16)	(0.06)	(0.00	)(e)	(0.13)	(0.23)
Net Realized Gains	—	—	(0.05)		(0.56)	(0.35)

Total Distributions	(0.16)	(0.06)	(0.05)		(0.69)	(0.58)

Net Asset Value, End of Year	$8.83	$9.52	$8.67		$6.94	$10.81

Total Return(a)	(5.51)%	10.55%	25.62%		(29.07)%	6.89%
Net Assets, End of Year (000’s)	$18,287	$24,622	$26,920		$29,095	$48,090
Ratios to Average Net Assets
Gross Expense(d)	1.31%	1.38%	1.10%		0.90%	0.81%
Net Expenses(b)(d)	0.74%	0.73%	0.72%		0.72%	0.74%
Net Investment Income	0.52%	0.70%	0.64%		1.30%	1.21%
Portfolio Turnover Rate	12%	22%	43%		18%	16%

(a)	Based on net asset value. Total returns for periods of less than one year are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

MTB Group of Funds — ANNUAL REPORT  /  December 31, 2011

10	NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds December 31, 2011

1.	ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 23 portfolios, 1 of which is presented herein (individually referred to as the “Fund”). The remaining 22 funds are presented in separate reports. The Fund in this report is made available exclusively for the purpose of providing a vehicle for the investment of assets of various insurance company separate accounts established to fund variable annuity contracts and variable life insurance policies. The following diversified Fund is presented herein:

Fund	Investment Goal
MTB Managed Allocation Fund – Moderate Growth II (“Moderate Growth Fund II”)*	The Fund seeks to provide capital appreciation, and secondarily, income.

*	This Fund is a “fund of funds,” which means that it seeks to achieve its investment objective by investing exclusively in other MTB Funds (“Underlying Funds”) managed by MTB Investment Advisors, Inc. rather than investing directly in securities. The Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the Underlying Funds.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuations – Fair value of the Fund’s portfolio securities are determined as follows:

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”);

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Trustees”).

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of December 31, 2011, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on December 31, 2010.

In May 2011, the International Accounting Standards Board and the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04, which includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS, will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are declared and paid annually.

Federal Taxes – It is the Fund’s policy to comply with the Subchapter M provisions of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for Federal income or excise tax are necessary.

(continued next page)

December 31, 2011  /  MTB Group of Funds — ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	11
3.	FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to character reclassification of distributions from the Fund. Permanent book and tax basis differences, if any, will result in reclassifications among the components of net assets. These reclassifications have no effect on net assets or net asset values per share. For the year ended December 31, 2011, the following permanent differences were reclassified among the components of net assets: $51,300 decrease in accumulated net realized gain (loss) and $51,300 increase in undistributed net investment income.

As of December 31, 2011, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s Federal tax returns filed for the years ended December 31, 2010, 2009, and 2008, remain subject to examination by the Internal Revenue Service.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2011 and 2010 were as follows:

2011		2010
Ordinary Income[1]	Long-Term Capital Gains	Ordinary Income[1]	Long-Term Capital Gains
$337,821	$0	$165,915	$0

1For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Net Unrealized Appreciation (Depreciation)
$21,858	$0	$6,380,975	$(98,416)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Fund did not defer post-October losses in the year ended December 31, 2011. The Fund used capital loss carryforwards in the amount of $315,000 to offset capital gains realized during the year ended December 31, 2011.

The Fund’s capital loss carryforwards will reduce the Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for Federal income tax. Pursuant to the Code, such capital loss carryforwards will expire on December 31, 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – MTB Investment Advisors, Inc. (“MTBIA”, or the “Advisor”) receives for its services an annual investment advisory fee of 0.25%, accrued daily and paid daily, based on a percentage of the Fund’s average daily net assets.

The Advisor contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund through April 30, 2012, in order to limit its total direct annual operating expenses to not more than 0.74% of the Fund’s average daily net assets.

Administrative Fee – The Bank of New York Mellon (“BNY Mellon”) provides the Trust with fund administration, accounting, and custody services. Fees for such services are based on assets and volume of transactions. MTBIA, in its role as co-administrator, provides the Fund with certain administrative personnel and services necessary to operate the Fund. These services were provided for at an aggregate annual fee as specified below:

Maximum Fee	Average Aggregate Daily Net Assets of the Trust
0.033%	on the first $5 billion
0.020%	on the next $2 billion
0.016%	on the next $3 billion
0.015%	on assets in excess of $10 billion

MTBIA may voluntarily choose to waive any portion of its fee. MTBIA can modify or terminate its voluntary waiver at any time at its sole discretion. For the year ended December 31, 2011, MTBIA did not waive any administrative personnel and services fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Fund to pay fees to financial intermediaries

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MTB Group of Funds — ANNUAL REPORT  /  December 31, 2011

12	NOTES TO FINANCIAL STATEMENTS

which may be paid through ALPS Distributors Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Fund for the sale, distribution, administration, customer servicing and recordkeeping of the Fund’s shares.

The Fund may reduce the maximum amount of distribution services fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Fund and administered by ALPS, the Fund may pay up to 0.10% of the average daily net assets of the Fund to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. (“M&T”), an affiliate of the Advisor, has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.10% of the average daily net assets of the Fund’s shares for which M&T provides shareholder services to. The Fund may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled. For the year ended December 31, 2011, no shareholder services fees were paid by the Fund to M&T.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

ALPS Fund Services, Inc. provides transfer agency services to the Trust. For the year ended December 31, 2011, BNY Mellon agreed to pay the excess amount of fees payable to ALPS Fund Services, Inc. when the total expenses payable by the Trust exceed $995,413, until October 1, 2011. This agreement has been extended until BNY Mellon replaces ALPS Funds Services, Inc. as the transfer agent, which is expected to take place in February 2012. These amounts are shown as reimbursements on the Statement of Operations.

On October 31, 2011, DST Systems, which offers software and services to the mutual fund, investment management and brokerage industries, completed the acquisition of ALPS Holdings, Inc. (“ALPS Holdings”), that was announced on July 19, 2011. ALPS Distributors, Inc., a subsidiary of ALPS Holdings, is the principal distributor for the Trust and ALPS Fund Services, Inc., also a subsidiary of ALPS Holdings, provides transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Fund, and during their terms of office, receive no compensation from the Fund. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Affiliated Parties and Transactions – Affiliated holdings are mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the year ended December 31, 2011 are as follows:

Affiliated Fund Name	Balance of Shares Held 12/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2011	Value at 12/31/2011	Dividend Income	Realized Gain/Loss
MTB International Equity Fund	579,243	19,690	120,928	478,005	$3,680,637	$60,216	$(267,828)
MTB Large Cap Growth Fund	454,347	30,238	172,408	312,177	2,441,222	1,953	395,728
MTB Large Cap Value Fund	443,172	11,430	125,166	329,436	3,205,415	26,258	(113,641)
MTB Mid Cap Growth Fund	83,238	6,692	39,054	50,876	700,046	—	265,933
MTB Small Cap Growth Fund	44,368	3,679	15,098	32,949	512,686	—	71,343
MTB Income Fund	249,828	18,905	102,688	166,045	1,643,847	78,872	106,962
MTB Intermediate-Term Bond Fund	256,431	18,870	118,508	156,793	1,643,192	64,347	96,629
MTB Short Duration Government Bond Fund	24,971	56,911	7,715	74,167	728,318	6,014	(256)
MTB Short-Term Corporate Bond Fund	264,779	106,982	157,335	214,426	2,182,857	44,308	37,173
MTB Prime Money Market Fund	675,707	8,658,502	7,721,288	1,612,921	1,612,921	204	—

TOTAL		8,931,899	8,580,188		$18,351,141	$282,172	$592,043

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, for the year ended December 31, 2011 were $2,706,160 and $8,708,554, respectively.

6.	PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk Related to Investment in Underlying Funds. The investment performance of the Fund is affected by the investment

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December 31, 2011  /  MTB Group of Funds — ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	13

performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the decisions of MTBIA, as investment advisor, regarding the allocation of the Fund’s assets among the underlying funds. There can be no assurance that the investment objective of the Fund or any underlying fund will be achieved. Through its investments in underlying funds, the Fund is subject to the risks of the underlying funds’ investments.

Expenses of Investing in Other Funds. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the underlying funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

7.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, except as set forth below, there are no material events that would require disclosure in the Fund’s financial statements through this date.

On May 16, 2011, M&T Bank Corporation (“M&T”), the parent company of Wilmington Trust Investment Advisors, Inc. (“WTIA”, formerly MTB Investment Advisors, Inc), the investment advisor to the Trust and the Fund, and MTB One, Inc., a wholly owned subsidiary of M&T, acquired Wilmington Trust Corporation (“Wilmington Trust”). Wilmington Trust was the parent company of Rodney Square Management Company (“RMSC”) and Wilmington Trust Investment Management, LLC (“WTIM”), the investment advisor and sub advisor of the funds within the WT Mutual Fund (the “WT Trust”). As a result of M&T’s acquisition of Wilmington Trust, it is anticipated that the WT Trust will be merged into the MTB Trust (the “Reorganization”) subject to the approval of the shareholders at a meeting of shareholders on February 21, 2012.

Effective January 10, 2012, MTB Investment Advisors, Inc. has been renamed “Wilmington Trust Investment Advisors, Inc.” and on or about the date of the Reorganization, RSMC will be renamed “Wilmington Funds Management Corporation.”

Proposed Fund Mergers – On October 26, 2011, the Board proposed that each of the MTB Prime Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB New York Tax-Free Money Market Fund, and MTB U.S. Government Bond Fund (each a “Target Fund”), each a series of the Trust, should be merged into another series of the Trust, the MTB Money Market Fund, MTB Tax-Free Money Market Fund, the MTB Tax-Free Money Market Fund, and the MTB Short Duration Government Bond Fund (each, an “Acquiring Fund”), respectively.

Target Funds	Acquiring Funds
MTB Prime Money Market Fund	MTB Money Market Fund
MTB Pennsylvania Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund
MTB New York Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund
MTB U.S. Government Bond Fund	MTB Short Duration Government Bond Fund

On or about the date of Reorganization, the MTB Trust name will change from MTB Group of Funds to Wilmington Funds and the MTB Managed Allocation Fund – Moderate Growth II will be renamed the Wilmington Managed Allocation Fund – Moderate Growth II.

In addition, the following MTB funds, which are also underlying securities of the Managed Growth II Fund, will be renamed as follows:

Current Fund Name/Series	New Fund Name/Series
MTB International Equity Fund	Wilmington Multi-Manager International Fund
MTB Large Cap Growth Fund	Wilmington Large Cap Growth Fund
MTB Large Cap Value Fund	Wilmington Large Cap Value Fund
MTB Mid Cap Growth Fund	Wilmington Mid Cap Growth Fund
MTB Small Cap Growth Fund	Wilmington Small Cap Growth Fund
MTB Income Fund	Wilmington Broad Market Bond Fund
MTB Intermediate-Term Bond Fund	Wilmington Intermediate Term Bond Fund
MTB Short Duration Government Bond Fund	Wilmington Short Duration Government Bond Fund
MTB Short-Term Corporate Bond Fund	Wilmington Short-Term Corporate Bond Fund
MTB Money Market Fund (Acquiring Fund)	Wilmington Prime Money Market Fund

On or about the date of the Reorganization, and subject to approval of the shareholders of each MTB Fund, RSMC will serve as investment advisor and WTIA will serve as sub-advisor for all of the Funds.

Transfer Agent – Effective on or about February 17, 2012, BNY Mellon will replace ALPS Fund Services, Inc. as the Transfer Agent and Dividend Distributing Agent to the Funds.

8.	FEDERAL TAX INFORMATION (Unaudited)

For the year ended December 31, 2011, 16.80% of the ordinary distributions paid by the Fund qualify for the dividends received deduction available to corporate shareholders under the Code Section 243 and 854(b)2.

MTB Group of Funds — ANNUAL REPORT  /  December 31, 2011

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES

MTB GROUP OF FUNDS

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MTB Managed Allocation Fund – Moderate Growth II (one of the series constituting the MTB Group of Funds) (the “Fund”) as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agent of the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MTB Managed Allocation Fund – Moderate Growth II of the MTB Group of Funds at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, PA

February 17, 2012

December 31, 2011  /  MTB Group of Funds — ANNUAL REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS	15

BOARD OF TRUSTEES AND TRUST OFFICERS

The following tables give information about each Trustee and the senior officers of the Trust. The tables separately list Trustee members who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). The Trust is comprised of 23 funds. Unless otherwise noted, the business address of each Trustee and senior officer is 100 East Pratt Street, 17th floor, Baltimore, Maryland 21202. Each Trustee oversees all portfolios of the Trust and serves for an indefinite term. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-800-836-2211.

INTERESTED TRUSTEES BACKGROUND

Name Address Birth Year Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

Kenneth G. Thompson[1] Manufacturers and Traders Trust Company (“M&T Bank”) Birth year: 1964 TRUSTEE Began serving: December 2008	Principal Occupation: Senior Vice President, M&T Bank. Other Directorships Held: None

Jeffrey Durkee[1,2] Manufacturers and Traders Trust Company (“M&T Bank”) Birth year: 1958 TRUSTEE Began serving: December 2007

Principal Occupation: President and Chief Executive Officer, MTB Investment Advisors, Inc. (3/07 to present).

Other Directorships Held: None

Previous Positions: Chairman and CEO Private Wealth Management, Mercantile Bankshares Corporation (4/06 to 3/07); Senior Vice-President and Director, Southern Division, Legg Mason Wood Walker (1998 to 4/06).

1Kenneth G. Thompson and Jeffrey Durkee are “interested” due to positions they hold with M&T Bank, the parent of the Funds’ Advisor.

2Resigned as Trustee effective January 27, 2012.

INDEPENDENT TRUSTEES BACKGROUND

Name Address Birth Year Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

Joseph J. Castiglia Birth year: 1934 CHAIRMAN AND TRUSTEE Began serving: February 1988

Principal Occupation: Retired.

Other Directorships Held: Chairman, Community Foundation for Greater Buffalo (1/05 to 12/08); Chairman and Treasurer, Buffalo Olmstead Parks Conservancy (1/05 to 12/10); Chairman, Buffalo Philharmonic Orchestra Foundation (1/06 to 12/10); Vice Chairman, Christ the King Seminary (1/05 to 12/10); Director, Baker Victory Services (1/05 to 12/08); Director, Dunn Tire Corporation (1/05 to 12/10); Director, Read to Succeed Buffalo (1/09 to 12/10).

Previous Positions: President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc., manufacturer of paints and chemical specialties (12/67 to 1/96); Chairman and Director, Catholic Health Systems of Western New York (1/97 to 5/03); Chairman Blue Cross Blue Shield of Western and Central New York (5/92 to 5/07); Director, Energy East, gas and electric utility; Chairman and Director, Federal Reserve Bank of New York, Buffalo Branch.

MTB Group of Funds — ANNUAL REPORT  /  December 31, 2011

16	BOARD OF TRUSTEES AND TRUST OFFICERS

Name Address Birth Year Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John S. Cramer Birth year: 1942 TRUSTEE Began serving: December 2000

Principal Occupation: Senior Consultant, Yaffe & Co., Inc., a consulting firm specializing in executive compensation and governance services (2/06 to present), Retired (2002 to 2006).

Other Directorships Held: Highmark Blue Cross Blue Shield (4/01 to present); Chek-Med Corporation (6/03 to present).

Previous Positions: President and Chief Executive Officer, PinnacleHealth Systems, a non-profit hospital and health care system in central Pennsylvania.

Daniel R. Gernatt, Jr. Birth year: 1940 TRUSTEE Began serving: February 1988	Principal Occupation: CEO, Gernatt Asphalt Products, Inc. (1979 to present). Other Directorships Held: Hilbert College (2000 to present).
William H. Cowie, Jr. Birth year: 1931 TRUSTEE Began serving: September 2003	Principal Occupation: Retired. Other Directorships Held: MedStar Health Community (1972 to present). Previous Positions: Vice Chairman of Signet Banking Corp.
Richard B. Seidel Birth year: 1941 TRUSTEE Began serving: September 2003

Principal Occupation: Founder, Chairman and Director, Girard Partners Ltd., a registered investment advisory firm and Broker/Dealer (1995 to present); Chairman and Director Girard Capital, LLC, registered investment advisors (3/09 to present).

Other Directorships Held: Tristate Capital Bank (9/07 to present); Surrey Services for Seniors (2002 to 2008).

Dr. Marguerite D. Hambleton Birth year: 1943 TRUSTEE Began serving: September 2005

Principal Occupation: President, AAA New York State Association (7/09 to present).

Other Directorships Held: AAA National Foundation for Traffic Safety (12/85 to present); Catholic Health System (2004 to 2009).

Previous Positions: President, New York Federal Reserve Board, Buffalo Branch (12/05 to 4/08); President and CEO, AAA Western and Central New York (1985 to 2005).

OFFICERS

Name Address Birth Year Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Positions
Timothy L. Brenner Birth year: 1956 PRESIDENT Began serving: December 2008	Principal Occupation: Senior Vice President, M&T Bank, President of M&T Life Insurance Company.
Michael D. Daniels Birth year: 1967 CHIEF OPERATING OFFICER Began serving: June 2007

Principal Occupation: Chief Operating Officer, MTB Group of Funds and MTB Investment Advisors, Inc.; Administrative Vice President, M&T Bank.

Previous Positions: Senior Vice President, MSD&T and MCA (2006 to 2007); Vice President, Calamos Asset Management (2004 to 2006); Vice President, JP Morgan Chase Bank (2002 to 2004).

December 31, 2011  /  MTB Group of Funds — ANNUAL REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS	17

Name Address Birth Year Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Positions

Jeffrey M. Seling Birth year: 1970 VICE PRESIDENT Began serving: June 2007

Principal Occupation: Vice President, M&T Bank and MTB Investment Advisors, Inc.

Previous Positions: Vice President, MSD&T; Assistant Vice President, Wells Fargo Bank; Assistant Vice President, JP Morgan Chase Bank.

Gregory B. McShea Birth year: 1965 CHIEF COMPLIANCE OFFICER AML COMPLIANCE OFFICER AND ASSISTANT SECRETARY Began serving: December 2009

Principal Occupation: Managing Director, MTB Investment Advisors, Inc.; Chief Compliance Officer, MTB Group of Funds.

Previous Positions: General Counsel, Legg Mason Capital Management, Inc. (2007 to 2009); General Counsel, Western Asset Management Company (2003 to 2009); Associate General Counsel and Compliance Director, Legg Mason Wood Walker, Incorporated (1997 to 2003).

Ralph V. Partlow III 25 S. Charles St., 22nd Floor Baltimore, MD 21201 Birth year: 1957 VICE PRESIDENT Began serving: June 2010	Principal Occupation: Administrative Vice President and Deputy General Counsel, M&T Bank (2003 to present). Previous Positions: Vice President and Senior Counsel, Allfirst Bank (1995 to 2003).

Guy Nordahl 101 Barclay Street, 13E New York, NY 10286 Birth year: 1965 CHIEF FINANCIAL OFFICER AND TREASURER Began serving: September 2007	Principal Occupation: Vice President, BNY Mellon Asset Servicing.

Lisa R. Grosswirth 101 Barclay Street, 13E New York, NY 10286 Birth year: 1963 SECRETARY Began serving: September 2007	Principal Occupation: Vice President, BNY Mellon Asset Servicing (2004 to present). Previous Positions: Supervisory Paralegal, The Dreyfus Corporation (1998 to 2004).

Richard J. Berthy Three Canal Plaza, Suite 100 Portland, ME 04101 Birth year: 1958 CHIEF EXECUTIVE OFFICER Began serving: September 2007

Principal Occupation: President and Managing Partner, Foreside Financial
Group, LLC (5/08 to present).

Previous Positions: Chief Administrative Officer, Foreside Financial Group, LLC (2005 to 2008); President and Secretary, Bainbridge Capital Management, LLC
(6/03 to 6/06), Vice President, Bainbridge Capital Management, LLC (8/02 to 5/04).

Eric B. Paul Birth year: 1974 VICE PRESIDENT Began serving: June 2008	Principal Occupation: Vice President, M&T Bank (2003 to present); Director of Proprietary Products, M&T Bank (4/08 to present).

MTB Group of Funds — ANNUAL REPORT  /  December 31, 2011

18

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At an in-person meeting held on September 14-15, 2011 (“September Meeting”), the Board of Trustees (the “Board”) of the MTB Group of Funds (the “Trust”), including a majority of the Independent Trustees, approved for an annual period the continuation of the investment advisory agreement (the “Advisory Agreement”) with MTB Investment Advisors, Inc. (“MTBIA”) for the MTB Managed Allocation Fund – Moderate Growth II (“the Fund”).

In reaching its decisions to approve the continuation of the Advisory Agreement, the Board requested, received and reviewed a variety of materials that were provided by MTBIA relating to the Fund and MTBIA, including information about: (1) the nature, extent and quality of the services to be provided; (2) the performance of the Fund as compared to a peer group and an appropriate index; (3) the personnel and operations of MTBIA; (4) the financial condition of MTBIA; (5) the fees and expenses of the Fund, and the amount of the investment advisory fees, both before and after any waivers, as compared to a peer group; (6) the profitability of MTBIA under the Advisory Agreement; (7) any “fall-out” benefits to MTBIA, or its affiliates from their relationship with the Trust (that is, any ancillary benefit to MTBIA or a sub-advisor from their relationship with the Trust); (8) whether any economies of scale are anticipated for the Fund that may warrant a different or revised advisory fee structure; (9) the fees paid MTBIA by any comparable institutional or retail accounts; and (10) possible conflicts of interest. The Board also took into account information that was provided to the Board in its regularly scheduled Board and Committee meetings throughout the year with respect to the services that were provided by MTBIA to the Fund, including quarterly performance reports, prepared by management. At the September Meeting and during the year, the Independent Trustees also met with representatives of MTBIA’s senior management team, as well as senior investment professionals, to discuss the information and MTBIA’s intentions with regard to the ongoing management of the Fund.

In considering the continuation of the Advisory Agreement, the Independent Trustees were advised by independent legal counsel, and met separately with independent legal counsel during sessions at which no representatives of management were present. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined that the fees charged under the Advisory Agreement are reasonable in relation to the services that are provided under the Advisory Agreement. The approvals were based on each Trustee’s business judgment after consideration of all of the factors taken in their entirety. In considering whether to approve the continuation of the Advisory Agreement, the Board reviewed and analyzed the factors that it deemed relevant, including the specific factors that are set forth below. The Trustees concluded that their analysis of all of the factors described below supported the approval of the renewal of the Advisory Agreement for the Fund. In view of the broad scope and variety of factors and information considered, the Board did not find it practicable to assign relative weights to the specific factors that it considered in reaching its conclusions and determinations to approve the continuance of the Advisory Agreement.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by MTBIA, the Board recognized that MTBIA has undertaken extensive responsibilities as manager of the Fund, including: (1) providing investment advice to the Fund; (2) implementing policies and procedures designed to ensure compliance with the Fund’s investment goals and policies; (3) reviewing brokerage arrangements; (4) overseeing general Fund compliance with applicable state and federal laws; (5) providing certain administrative services to the Fund; (6) providing risk management oversight and related quarterly Board reports; and (7) implementing Board directives as they relate to the Fund and the Trust. The Board also considered MTBIA’s role in coordinating and supervising the activities of the Fund’s other service providers, including the Bank of New York Mellon in connection with its services as Fund custodian, co-administrator and fund accountant. The Board considered information from the Chief Compliance Officer (“CCO”) of the Trust regarding the compliance policies and procedures that the Trust adopted and implemented pursuant to rules of the Securities and Exchange Commission.

The Board also considered the organizational structure, financial condition and reputation of MTBIA. The Board also recognized MTBIA’s long-standing experience in managing the Fund and considered its own familiarity with management through Board meetings, discussions and reports during the preceding year.

Based on the information considered, the Board concluded that the nature, extent and quality of MTBIA’s services supported the continuation of the Advisory Agreement.

Investment Performance

The Board closely reviewed the performance history of the Fund. The Board noted that MTBIA reviews with the Board on a quarterly basis detailed information about the Fund’s performance results, portfolio composition, and investment strategies. The Board considered the performance reports that were prepared and provided to the Board by management on a quarterly basis. The Board also considered performance information that was provided in connection with the September Meeting.

In particular, the Board reviewed the performance of the Fund over various time periods, including (but not limited to) the time periods noted in detail below, as compared to a comparable group of funds as determined by Morningstar and as compared to the Fund’s benchmark.

The Board observed that the Fund underperformed for the 1-, 3- and 5-year periods ended June 30, 2011. The Board noted MTBIA’s explanation of the Fund’s performance, including MTBIA’s assessment of overall market conditions, MTBIA’s ongoing monitoring of the

December 31, 2011  /  MTB Group of Funds — ANNUAL REPORT

19

performance of the Fund and the activities of the portfolio management team on behalf of the Fund, and MTBIA’s explanation of the Fund’s performance due to its investments in certain of the MTB Funds, including the MTB Large Cap Growth Fund and the MTB International Equity Fund.

In reviewing the performance information, the Board was mindful of the investment style used for the Fund and the long-term performance record of the Fund and comparable mutual funds. The Board focused particular attention on the Fund due to its less favorable performance record and took into account management’s explanations regarding the factors that contributed to the performance. The Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant renewal of the Advisory Agreement for another annual period. The Board considered management’s explanations that the underperformance was attributable to a significant extent to investment decisions that were reasonable and consistent with the Fund’s investment goals and polices and that the Fund was performing within a range of reasonable expectations given market conditions and the Fund’s investment goals and policies. The Board also considered that MTBIA was closely monitoring the performance and/or taking steps to address the performance.

The Costs of the Services to be Provided

The Board also gave substantial consideration to the fees payable by the Fund under the Advisory Agreement. Among other things, the Board reviewed information compiled by Strategic Insight comparing the Fund’s contractual advisory fee rate (at common asset levels), actual advisory fees (which included the effect of any fee waivers) as a percentage of average net assets, and expenses as a percentage of net assets, to other similar mutual funds (a “Peer Group”). The Peer Group for this purpose was selected by Strategic Insight.

Based on the data provided, the Board observed, among other things, that: (1) the contractual investment advisory fee rates were above the median of its Peer Group, while the actual investment advisory fee to be received by MTBIA was reduced by contractual commitments from MTBIA, which will stay in place at least through April 30, 2012. The Board noted that in the case of the Fund, MTBIA had waived its entire investment advisory fee, and was reimbursing the Fund for certain expenses.

The Board was satisfied that the advisory fee to be paid by the Fund was within a reasonable range and with the overall expense structure of the Fund, but will continue to monitor investment advisory fees and other expenses borne by the Fund.

Profitability

The Board examined the profitability of MTBIA on an aggregate basis with respect to the Fund, as well as on an individual basis. The Board reviewed materials that it received from MTBIA regarding MTBIA’s revenues and costs in providing investment advisory and certain administrative services to the Fund. In addition, the Board considered the analysis of MTBIA’s profitability with respect to the Fund, calculated for the years ended December 31, 2009 and December 31, 2010, and the six month period ended June 30, 2011.

Economies of Scale

In response to questions from the Board, MTBIA also provided information regarding whether “economies of scale” that may be present as a Fund grows larger are appropriately reflected in the rate of the investment advisory fee of the Fund. Accordingly, the Board considered MTBIA’s assessments that under current market conditions and based on the asset sizes of the Fund, economies of scale were appropriately reflected in the investment advisory fees of the Fund.

Other Benefits

The Board considered the “fall-out” or ancillary benefits that may accrue to MTBIA as a result of their relationships with the Fund. In that regard, the Board considered the fees received by MTBIA and its affiliates for providing other services to the Fund under separate agreements. The Board also observed that MTBIA receives research from broker-dealers that execute brokerage transactions for certain of the Funds. The Board noted that in selecting brokers, MTBIA must, however, continue to seek to obtain best execution of Fund trades.

*    *    *

The Board based its decision to renew the Advisory Agreement on the totality of the circumstances, including the factors identified above, and with a view to past and long-term considerations. Not all of the factors and considerations identified were relevant to the Fund, nor did the Board find any one of them to be determinative. After evaluation of all of the relevant information, and discussions with MTBIA, the Board concluded that the level of fees paid by the Fund to MTBIA was reasonable in relation to the services provided. As a result, the Board, including all of the Independent Trustees, approved the Advisory Agreement.

MTB Group of Funds — ANNUAL REPORT  /  December 31, 2011

20

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning its objectives and policies, management fees, expenses and other information.

Rankings in the MTB Managed Allocation Fund – Moderate Growth II category are based on average annual total returns assuming the reinvestment of dividend and capital gain distributions. Each fund is ranked within a universe of funds similar in portfolio characteristics and capitalizations, as defined by Lipper Inc. A high Lipper ranking does not necessarily imply that a fund achieved positive results for the period. Other share classes are available, for which performance and expenses will differ and rankings may vary.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Fund voted any such proxies during the most recent 12-month period ended December 31 is available through MTB Funds’ website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to MTB Group of Funds, P.O. Box 44489, Denver, CO 80201.

December 31, 2011  /  MTB Group of Funds — ANNUAL REPORT

Investment Advisor

Wilmington Trust Investment Advisors, Inc.

(Formerly MTB Investment Advisors, Inc.)

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Distributor

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Co-Administrator

Wilmington Trust Investment Advisors, Inc.

(Formerly MTB Investment Advisors, Inc.)

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Co-Administrator, Accountant and Custodian

BNY Mellon Investment Servicing (US) Inc.

101 Barclay Street

New York, NY 10286

Transfer Agent and Dividend

Disbursing Agent

(Effective through February 16, 2012)

ALPS Fund Services, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

(Effective from February 17, 2012)

BNY Mellon Investment Servicing (US) Inc.

101 Barclay Street

New York, NY 10286

Independent Registered Public

Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street

Suite 700

Philadelphia, PA 19103

We are pleased to send you this Annual Report of MTB Group of Funds. The Annual Report contains important information about your investments in MTB Group of Funds.

Since we are required by law to send an Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Annual Report.

(12/11)

MTB FUNDS

100 EAST PRATT STREET, 17th FLOOR

BALTIMORE, MD 21202

MTB-AR-010-1211

1-800-836-2211  /  mtbfunds.com

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(b) There have been no amendments to the registrant’s code of ethics that apply to its Principal Executive Officer or Principal Financial Officer.

(c) There have been no amendments to the Funds’ code of ethics during the reporting period for this Form N-CSR.

(d) The registrant has not granted any waivers, including an implicit waiver, from any provisions of its code of ethics during the reporting period for this Form N-CSR.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board has determined that each member of the Board’s Audit Committee is an “audit committee financial expert,” and that each such member is “independent,” for purposes of this Item. The Audit Committee consists of the following Board members: Joseph J. Castiglia, William H. Cowie, Jr., John S. Cramer, Richard B. Seidel, Daniel R. Gernatt, Jr. and Marguerite Hambleton.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were as follows:

Fiscal year ended 2011 - $426,940

Fiscal year ended 2010 - $487,314

(b) Audit-Related Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were as follows:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were as follows:

Fiscal year ended 2011 - $86,060

Fiscal year ended 2010 - $151,520

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item were as follows:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre- approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2011 - 0%

Fiscal year ended 2010 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2011 - 0%

Fiscal year ended 2010 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2011 - 0%

Fiscal year ended 2010 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) Not Applicable

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant:

Fiscal year ended 2011 - $86,060

Fiscal year ended 2010 - $151,520

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	INVESTMENTS

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No changes to report.

ITEM 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective as of a date within 90 days of the filing date of this report, based on the evaluation of the registrant’s disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)), that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as Exhibit 99CERT.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy
Title:	Principal Executive Officer

Date:	February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy
Title:	Principal Executive Officer

Date:	February 29, 2012

By:	/s/ Guy Nordahl
Name:	Guy Nordahl
Title:	Principal Financial Officer

Date:	February 29, 2012